Share based payments	12 Months Ended
Dec. 31, 2024
Share based payments
Share based payments

32. Share based payments

SUBSCRIPTION RIGHT PLANS

Presented below is a summary of subscription right activities for the reported periods. Various subscription right plans were approved by the Board of Directors for the benefit of our employees, and for members of the Executive Committee and of the Board of Directors and independent consultants.

The subscription rights offered to members of the Board of Directors vest over a period of 36 months at a rate of 1/36th per month. Effective January 1, 2020, we no longer grant subscription rights to members of the Board of Directors (Non-Executive Directors), taking into account the stricter rules of the Belgian Companies Code and 2020 Corporate Governance Code.

Within the framework of the authorized capital and for the benefit of the Executive Committee members and employees of the Galapagos group, the Board of Directors issued “Subscription Right Plan 2024 BE”, “Subscription Right Plan 2024 RMV” and “Subscription Right Plan 2024 ROW”, for a total of 1,340,000 subscription rights (after acceptance by the beneficiaries) on May 16, 2024, and for a total of 41,000 subscription rights (after acceptance by the beneficiaries) on October 1, 2024.

Following table shows when a subscription right becomes exercisable, per issued plan:

Subscription right exercisable as from:	Cliff vesting	Graded vesting
		First tranche of 25%	Second tranche of 25%	Third tranche of 50%
Subscription right plans before 2021	First day after end of third calendar year following the grant	—	—	—
Subscription right plan 2021BE	First day after end of third calendar year following the grant	—	—	—
Subscription right plan 2021RMV and ROW	—	January 1, 2023	January 1, 2024	January 1, 2025
Subscription right plan 2022 (A)	—	January 1, 2023	January 1, 2024	January 1, 2025
Subscription right plan 2022 (B)	January 1, 2026	—	—	—
Subscription right plan 2022BE	January 1, 2026	—	—	—
Subscription right plan 2022RMV and ROW	—	January 1, 2024	January 1, 2025	January 1, 2026
Subscription right plan 2023BE	January 1, 2027	—	—	—
Subscription right plan 2023RMV and ROW	-	January 1, 2025	January 1, 2026	January 1, 2027
Subscription right plan 2024BE	January 1, 2028	—	—	—
Subscription right plan 2024RMV and ROW	—	January 1, 2026	January 1, 2027	January 1, 2028

In the event of a change of control over Galapagos NV, all outstanding subscription rights vest immediately (to the extent they had not all vested yet) and will become immediately exercisable in accordance with the relevant subscription right plan rules.

The table below sets forth a summary of subscription rights outstanding and exercisable at December 31, 2024, per subscription right plan:

				Outstanding					Outstanding	Exercisable
				per	Granted and accepted	Exercised	Forfeited	Expired	per	per
	Allocation	Expiry	Exercise	January 1,	during	during	during	during	December 31,	December 31,
Subscription right plan	date	date	price (€)	2024	the year	the year	the year	the year	2024	2024
2016	1/6/2016	05/31/2024	46.10	325,500				(325,500)	—	—
2016 RMV	1/6/2016	05/31/2024	46.10	69,000				(69,000)	—	—
2016 (B)	01/20/2017	01/19/2025	62.50	10,000					10,000	10,000
2017	05/17/2017	05/16/2025	80.57	585,000					585,000	585,000
2017 RMV	05/17/2017	05/16/2025	80.57	122,500			(17,500)		105,000	105,000
2018	04/19/2018	04/18/2026	79.88	964,995			(35,000)		929,995	929,995
2018 RMV	04/19/2018	04/18/2026	79.88	132,500			(15,000)		117,500	117,500
2019	10/4/2019	9/4/2027	95.11	1,208,240			(63,250)		1,144,990	1,144,990
2019 RMV	10/4/2019	9/4/2027	95.11	177,250			(23,750)		153,500	153,500
2020	04/17/2020	04/16/2028	168.42	1,369,617			(53,925)		1,315,692	1,315,692
2020RMV	04/17/2020	04/16/2028	168.42	193,300			(14,125)		179,175	179,175
2021BE	04/30/2021	04/29/2029	64.76	1,032,606			(17,573)		1,015,033
2021RMV	04/30/2021	04/29/2029	64.76	226,296			(7,371)		218,925	109,258
2021ROW	04/30/2021	04/29/2029	64.76	667,496			(76,046)		591,450	295,498
2022 (A)	01/13/2022	12/1/2030	46.18	30,000					30,000	15,000
2022 (B)	01/26/2022	01/25/2030	50.00	1,000,000					1,000,000
2022BE	6/5/2022	5/5/2030	57.46	817,828			(13,596)		804,232
2022BE	5/8/2022	5/5/2030	51.58	78,000					78,000
2022RMV	6/5/2022	5/5/2030	57.46	203,464			(4,395)		199,069	49,672
2022ROW	6/5/2022	5/5/2030	57.46	705,500			(74,400)		631,100	157,661
2022ROW	5/8/2022	4/8/2030	51.58	60,000					60,000	15,000
2023BE	5/5/2023	4/5/2031	35.11	609,028			(15,778)		593,250
2023RMV	5/5/2023	4/5/2031	35.11	102,500			(2,500)		100,000
2023ROW	5/5/2023	4/5/2031	35.11	561,900			(65,000)		496,900
2023BE	06/15/2023	06/14/2031	38.58	200,000					200,000
2023ROW	11/17/2023	4/5/2031	32.99	20,000					20,000
2024BE	05/16/2024	05/15/2032	26.90	—	679,000		(11,202)		667,798
2024RMV	05/16/2024	05/15/2032	26.90	—	21,500				21,500
2024ROW	05/16/2024	05/15/2032	26.90	—	639,500		(37,500)		602,000
2024BE	1/10/2024	09/30/2032	25.88	—	3,500				3,500
2024ROW	1/10/2024	09/30/2032	25.88	—	37,500				37,500
Total				11,472,520	1,381,000	—	(547,911)	(394,500)	11,911,109	5,182,941

		Weighted
		average
		exercise
	Subscription rights	price (Euro)
Outstanding on December 31, 2021	8,579,837	€92.69
Exercisable on December 31, 2021	1,751,013	56.64

Granted and accepted during the period	3,127,239	54.71
Forfeited during the year	(607,430)	100.00
Exercised during the period	(282,790)	23.68
Expired during the year	—	—
Outstanding on December 31, 2022	10,816,856	€83.12
Exercisable on December 31, 2022	2,574,218	70.26

Granted and accepted during the period	1,538,400	35.53
Forfeited during the year	(544,676)	80.31
Exercised during the period	(61,560)	28.75
Expired during the year	(276,500)	49.00
Outstanding on December 31, 2023	11,472,520	€77.93
Exercisable on December 31, 2023	5,836,538	101.93

Granted and accepted during the period	1,381,000	26.87
Forfeited during the year	(547,911)	72.66
Exercised during the period	—	—
Expired during the year	(394,500)	46.10
Outstanding on December 31, 2024	11,911,109	€73.19
Exercisable on December 31, 2024	5,182,941	107.03

The table below sets forth the inputs into the valuation of the subscription rights.

	2024BE/ROW	2024BE	2024RMV/ROW	2023BE	2023RMV/ROW
	October 1	May 16	May 16	May 5 & June 15	May 5 & November 17
Weighted average exercise price (€)	€25.88	€26.90	€26.90	€35.97	€35.05
Weighted average share price at acceptance date (€)	€26.00	€23.80	€23.80	€38.53	€38.63
Weighted average fair value at the acceptance date (€)	€10.57	€9.78	€9.11	€16.61	€15.96
Weighted average historical (2024)/estimated (before 2024) volatility (%)	41.73	42.19	42.19	36.89	36.67
Weighted average expected life of the subscription rights (years)	5.28	6.22	5.44	6.14	5.38
Weighted average risk free rate (%)	2.17	2.56	2.58	2.77	2.74
Expected dividends	None	None	None	None	None

	2022 (A)	2022 (B)	2022BE	2022 RMV/ROW	2022BE/ROW
	January 13	January 26	May 6	May 6	August 6
Exercise Price (€)	€46.18	€50.00	€57.46	€57.46	€51.58
Weighted average share price at acceptance date (€)	€46.21	€56.67	€51.64	€51.64	€44.55
Weighted average fair value at the acceptance date (€)	€16.10	€24.53	€20.73	€18.92	€17.07
Weighted average historical (2024)/estimated (before 2024) volatility (%)	41.80	40.80	42.59	42.65	41.75
Weighted average expected life of the subscription rights (years)	4.72	5.95	6.37	5.36	5.68
Weighted average risk free rate (%)	(0.13)	0.67	1.33	1.26	2.70
Expected dividends	None	None	None	None	None

The exercise price of the subscription rights is determined pursuant to the applicable provisions of the Belgian Law of March 26, 1999.

The weighted average estimated volatility is calculated on the basis of the implied volatility of the share price over the weighted average expected life of the subscription rights. For the plans issued in 2024 we used the historical volatility.

The weighted average expected life of the subscription right is calculated as the estimated duration until exercise, taking into account the specific features of the plans. For the plans issued in 2024 we assumed an exercise at mid-point.

Our share based compensation expense in 2024 in relation to subscription right plans amounted to €19,886 thousand (2023: €56,718 thousand; 2022: €88,506 thousand), of which €17,685 thousand (2023: €36,628 thousand, 2022: €62,003 thousand) from continuing operations and €2,201 thousand (2023: €20,090 thousand, 2022: 26,503 thousand) from discontinued operations.

The following table provides an overview of the outstanding subscription rights per category of subscription right holders at December 31, 2024, 2023 and 2022.

Category

	December 31,
	2024	2023	2022

	(in number of subscription rights)
Members of the Board of Directors	7,500	7,500	75,000
Members of the Executive Committee	1,616,500	1,670,500	1,864,000
Personnel	10,287,109	9,794,520	8,877,856
Total subscription rights outstanding	11,911,109	11,472,520	10,816,856

The outstanding subscription rights at the end of the accounting period have an weighted average exercise price of €73.19 (2023: €77.93; 2022: €83.10) and a weighted average remaining expected life of 1,560 days (2023: 1,728 days; 2022: 1,914 days).

RESTRICTED STOCK UNITS RSUs

Each RSU represents the right to receive, at our discretion, one Galapagos share or a payment in cash of an amount equivalent to the volume-weighted average price of the Galapagos share on Euronext Brussels over the 30-calendar day period preceding the relevant vesting date, in accordance with the terms and conditions of the relevant RSU program.

We currently have the following restricted stock unit (RSU) programs:

●	Plan 2020.I, Plan 2021.I and Plan 2022.I, Plan 2023.I and Plan 2024.I: these plans are intended to provide a long-term incentive to certain of our employees and members of the Executive Committee;
●	Plan 2020.II, Plan 2021.II, Plan 2021.IV, Plan 2022.II, Plan 2023.II and Plan 2024.II: these plans are designed with the aim to retain a specific group of our key employees and members of the Executive Committee whose retention is considered so important for our future performance that an additional incentive is desired. The beneficiaries are nominated by the Remuneration Committee and the Board of Directors approves the list of beneficiaries. The four-year vesting period is designed to be aligned with long-term shareholder interests;
●	Plan 2021.III and Plan 2022.III: these plans are intended to compensate employees who transferred from Gilead to us in the framework of the transfer of European commercialization rights for the long-term incentive plans within Gilead under which unvested RSU awards lapsed upon transfer out of the Gilead group. These employees received a one-time Restricted Stock Units grant from us.

The main characteristics of all these plans are as follows:

●	the RSUs are offered for no consideration;
●	generally four-year vesting period, with 25% vesting each year, except for some plans or some beneficiaries for which the RSUs will all vest at the same time three years after the offer date (bullet vesting); vest 50% after two years and 50% after three years or vest over three years with 34% vesting the first year and 33% in each of the remaining two years;
●	payout will be in cash or shares, at our discretion, it being understood that in respect of members of the Executive Committee, any vesting prior to the third anniversary of the offer date will always give rise to a payment in cash rather than a delivery of shares;
●	any unvested RSUs are forfeited upon termination of service before the vesting date.

The table below sets forth a summary of RSUs outstanding at December 31, 2024, per RSU plan:

		Outstanding				Outstanding
		per	Granted	Forfeited	Paid in cash	per
	Offer	January 1,	during	during	during	December 31,
RSU plan	date	2024	year	year	year	2024
Plan 2020.I.	6/5/2020	5,191		(2,490)	(2,701)	—
Plan 2020.II.	7/5/2020	2,761		(239)	(2,522)	—
Plan 2021.I.	5/5/2021	42,829		(22,968)	(11,413)	8,448
Plan 2021.II.	5/6/2021	9,478		(4,739)	(2,708)	2,031
Plan 2021.III.	06/03/2021-08/06/2021	5,416		(5,416)		—
Plan 2021.IV.	09/24/2021	15,430		(7,715)	(7,715)	—
Plan 2022.I.	3/5/2022	103,308		(64,066)	(15,410)	23,832
Plan 2022.II.	5/05/2022 - 8/05/2022	106,128		(22,832)	(28,528)	54,768
Plan 2022.III.	7/6/2022	5,530		(5,530)		—
Plan 2023.I.	8/5/2023	366,582		(191,532)	(45,087)	129,963
Plan 2023.II.	05/09/2023 - 06/15/2023 - 11/17/2023	512,800		(108,471)	(116,704)	287,625
Plan 2024.I.	05/16/2024	—	588,216	(21,760)		566,456
Plan 2024.II.	05/16/2024 - 09/17/2024	—	251,872	(18,724)		233,148
Total		1,175,453	840,088	(476,482)	(232,788)	1,306,271

	2024	2023	2022

	(in number of RSUs)
Outstanding on January 1,	1,175,453	736,095	657,803

Granted during the year	840,088	920,510	470,273
Forfeited during the year	(476,482)	(270,474)	(172,885)
Paid in cash during the year	(232,788)	(210,678)	(219,096)
Outstanding on December 31,	1,306,271	1,175,453	736,095

The RSUs are measured based on the volume-weighted average price of the Galapagos share on Euronext Brussels over the 30-calendar day period preceding the reporting period and they are re-measured at each reporting date. We recognize the corresponding expense and liability over the vesting period. The total liability relating to outstanding RSUs on December 31, 2024 amounted to €16.7 million (2023: €13.8 million, 2022: €12.9 million).

The following table provides an overview of the outstanding RSUs per category of RSU holders on December 31, 2024, 2023 and 2022.

	December 31,
	2024	2023	2022

	(in number of RSUs)
Members of the Executive Committee	564,034	438,738	332,038
Personnel	742,237	736,715	404,057
Total outstanding RSUs	1,306,271	1,175,453	736,095